UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-07354

          BlackRock Investment Quality Municipal Trust, Inc.
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Investment Quality Municipal Trust, Inc.

40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:     888-825-2257

Date of fiscal year end:     October 31, 2006
Date of reporting period:     July 31, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2006

BlackRock Investment Quality Municipal Trust (BKN)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—150.3%
			Alabama—6.5%
AAA	$ 1,865		Birmingham Wtr. Wks. & Swr. Brd. RB, Ser. A, 4.50%, 1/01/35, FSA	01/16 @ 100	$ 1,812,463
AAA	14,000		Univ. of Alabama Hosp. RB, Ser. A, 5.875%, 9/01/31, MBIA	09/10 @ 101	15,031,660

					16,844,123

			Arizona—0.8%
			San. Luis Fac. Dev. Corp. RB, Regl. Detention Ctr. Proj.,
NR	490		6.25%, 5/01/15	05/10 @ 107	490,681
NR	490		7.00%, 5/01/20	05/10 @ 107	490,941
NR	980		7.25%, 5/01/27	05/10 @ 107	988,320

					1,969,942

			California—27.6%
			California GO,
A+	5,800		5.00%, 2/01/32	08/13 @ 100	5,906,140
AAA	10,000		5.00%, 3/01/33	03/15 @ 100	10,266,200
A+	3,485		5.00%, 6/01/34	12/14 @ 100	3,556,129
AAA	4,140	[3]	5.625%, 5/01/10	N/A	4,444,341
A+	860	[3]	5.625%, 5/01/18	N/A	924,208
A+	770		5.625%, 5/01/18	05/10 @ 101	821,359
			Cnty. Tobacco Sec. Agcy. RB,
BBB-	1,340		Ser. B, Zero Coupon, 6/01/46	06/16 @ 17.602	115,053
BB	7,090		Ser. C, Zero Coupon, 6/01/55	06/16 @ 8.9	275,943
NR	9,060		Cnty. Tobacco Sec. Agcy. RB, Stanislaus Cnty., Ser. D, Zero Coupon, 6/01/55	06/16 @ 6.219	236,194
			Foothill/Eastn. Transp. Corridor Agcy. RB,
BBB	7,000		Conv. Cap. Apprec., Zero Coupon, 1/15/28	01/14 @ 101	6,178,760
BBB	3,495		Toll Road, 5.75%, 1/15/40	01/10 @ 101	3,614,354
AAA	10,320		Golden St. Tobacco Sec. Corp. RB, 5.00%, 6/01/45, AMBAC	06/15 @ 100	10,525,987
AAA	10,945	[3]	Los Altos Sch. Dist. GO, Zero Coupon, 8/01/13, MBIA	N/A	4,425,501
AAA	15,460		Los Angeles Cnty. Cap. Asset Leasing Corp. RB, 3.80%, 12/01/07, AMBAC	No Opt. Call	15,911,896
AA-	4,185		Univ. of California RB, Ltd. Proj., Ser. B, 4.75%, 5/15/38	05/13 @ 101	4,187,427

					71,389,492

			Colorado—0.8%
AAA	1,030		Colorado Springs Utils. RB, Ser. C, 5.00%, 11/15/45, FSA	11/15 @ 100	1,049,075
Baa2	1,020		Park Creek Met. Dist. RB, Ppty. Tax, 5.50%, 12/01/37	12/15 @ 101	1,041,563

					2,090,638

			Connecticut—1.2%
Baa3	3,000	[4]	Mashantucket Western Pequot Tribe RB, Ser. A, 5.50%, 9/01/28	09/09 @ 101	3,072,240

			District of Columbia—2.2%
BBB	4,960		Tobacco Settlement Fin. Corp. RB, 6.50%, 5/15/33	No Opt. Call	5,629,005

			Florida—18.6%
NR	2,080		Fishhawk Cmnty. Dev. Dist. II TA, Ser. A, 6.125%, 5/01/34	05/13 @ 101	2,166,341
BBB+	2,415		Halifax Hosp. Med. Ctr. RB, Ser. A, 5.00%, 6/01/38	06/16 @ 100	2,411,015
NR	3,700		Hillsborough Cnty. Ind. Dev. Auth. RB, Nat. Gypsum Proj., Ser. A, 7.125%, 4/01/30	10/10 @ 101	4,028,153
AAA	1,215		JEA RB, Wtr. & Swr. Sys., Ser. A, 4.75%, 10/01/36, MBIA	04/11 @ 100	1,211,063
NR	2,220		Live Oak Cmnty. Dev. Dist. No. 2 SA, Ser. A, 5.85%, 5/01/35	05/12 @ 101	2,243,799
BB+	4,755		Miami Beach Hlth. Facs. Auth. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	5,311,620
			Miami Dade Cnty., Cap. Apprec. RB,
AAA	3,380		Ser. A, Zero Coupon, 10/01/31, MBIA	10/15 @ 44.051	931,156
AAA	4,225		Ser. A, Zero Coupon, 10/01/32, MBIA	10/15 @ 41.782	1,102,979
AAA	4,000		Ser. A, Zero Coupon, 10/01/33, MBIA	10/15 @ 39.621	989,360
AAA	4,580		Ser. A, Zero Coupon, 10/01/34, MBIA	10/15 @ 37.635	1,076,025
AAA	5,000		Ser. A, Zero Coupon, 10/01/35, MBIA	10/15 @ 35.678	1,100,100
AAA	10,000		Ser. A, Zero Coupon, 10/01/36, MBIA	10/15 @ 33.817	2,095,000
AAA	10,000		Ser. A, Zero Coupon, 10/01/37, MBIA	10/15 @ 32.047	1,989,200
AAA	7,895		Orange Cnty. Tourist Dev. Tax RB, 4.75%, 10/01/32, XLCA	10/16 @ 100	7,926,106
NR	3,785		Sumter Landing Cmnty. Dev. Dist. RB, Ser B, 5.70%, 10/01/38	10/15 @ 100	3,785,909
NR	9,550		Vlg. Cmnty. Dev. Dist. No. 6 SA, 5.625%, 5/01/22	05/13 @ 100	9,661,544

					48,029,370

BlackRock Investment Quality Municipal Trust (BKN) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Georgia—4.2%
AAA	$ 5,000		Atlanta Arpt. Passenger Fac. RB, Ser. J, 5.00%, 1/01/34, FSA	01/15 @ 100	$ 5,123,950
AAA	4,000		Atlanta Wtr. & Wstwtr. RB, 5.00%, 11/01/34, FSA	11/14 @ 100	4,111,240
BBB	1,500		Milledgeville & Baldwin Cnty. Dev. Auth. RB, Georgia Coll. & St. Univ. Fndtn. Proj.,
			6.00%, 9/01/33	09/14 @ 101	1,620,210

					10,855,400

			Hawaii—1.0%
AAA	2,500		Dept. of Budget & Fin. RB, Hawaiian Elec. Co., Inc. Proj., Ser. D, 6.15%, 1/01/20, AMBAC	01/09 @ 101	2,650,925

			Illinois—12.2%
NR	1,920	[4]	Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23	No Opt. Call	1,925,510
AAA	1,040	[3]	Chicago Brd. of Ed. Sch. Reform GO, 5.75%, 12/01/07, AMBAC	N/A	1,087,819
AAA	5,000[5]		Chicago Pub. Bldg. Comm. RB, Ser. A, 7.00%, 1/01/20, MBIA	ETM	6,259,250
			Fin. Auth. RB,
BB+	690		Evangelical Retirement Homes Proj., Ser. A, 5.625%, 2/15/37	02/15 @ 100	695,147
AA+	5,800		Northwestern Mem. Hosp. Proj., Ser. A, 5.50%, 8/15/43	08/14 @ 100	6,123,234
Baa2	875		Student Hsg., MJH Ed. Asst. Living Proj., Ser. A, 5.125%, 6/01/35	06/14 @ 100	877,625
Baa3	700		Student Hsg., MJH Ed. Asst. Living Proj., Ser. B, 5.375%, 6/01/35	06/14 @ 100	701,967
AAA	3,980		Mun. Elec. Agcy. Pwr. Sply. RB, 4.50%, 2/01/35, FGIC	02/16 @ 100	3,819,487
AAA	3,540		Chicago O’Hare Intl. Arpt. RB, Ser. C-2, 5.25%, 1/01/30, FSA	01/14 @ 100	3,658,272
AAA	6,500		Vlg. of Bolingbrook GO, Ser. A, 4.75%, 1/01/38, MBIA	01/15 @ 100	6,478,680

					31,626,991

			Indiana—1.1%
AAA	3,050		Mun. Pwr. Agcy., Pwr. Sply. Sys. RB, Ser. A, 4.50%, 1/01/32, AMBAC	01/16 @ 100	2,933,704

			Kentucky—2.7%
AAA	15,715		Econ. Dev. Fin. Auth. RB, Norton Hlth. Care, Inc. Proj., Ser. B, Zero Coupon, 10/01/23,
			MBIA	No Opt. Call	6,951,373

			Maryland—0.7%
BBB+	1,740		Hlth. & Higher Edl. Facs. Auth. RB, Medstar Hlth. Inc. Proj., 5.50%, 8/15/33	08/14 @ 100	1,806,277

			Massachusetts—1.2%
AA	3,075		Wtr. Res. Auth. RB, Ser. A, 5.00%, 8/01/41	08/16 @ 100	3,155,288

			Michigan—1.6%
AAA	660		Detroit Wtr. Sply. Sys. RB, Ser. C, 5.00%, 7/01/33, FSA	07/16 @ 100	681,325
			Hosp. Fin. Auth. RB, Henry Ford Hlth. Sys. Proj.,
A1	1,670		Ser. A, 5.00%, 11/15/38	11/16 @ 100	1,684,579
A1	1,670		Ser. A, 5.25%, 11/15/46	11/16 @ 100	1,715,290

					4,081,194

			Missouri—1.1%
AAA	2,820		Joint Mun. Elec. Util. Comm. RB, Plum Point Proj., 4.60%, 1/01/36, MBIA	01/16 @ 100	2,819,887

			Multi-State—4.7%
Baa1	7,000	[4]	Charter Mac Equity Issuer Trust, Ser. B, 7.60%, 11/30/50	No Opt. Call	7,765,310
Baa1	4,000	[4]	MuniMae TE Bond Subsidiary, LLC, Ser. B, 7.75%, 6/30/50	No Opt. Call	4,421,960

					12,187,270

			Nebraska—3.0%
			Omaha Pub. Pwr. Dist. RB, Elec. Sys.,
AA	2,765		Ser. A, 4.75%, 2/01/44	02/14 @ 100	2,717,442
AA	5,000		Ser. A, 5.00%, 2/01/34	02/14 @ 100	5,141,500

					7,858,942

			Nevada—0.8%
A+	2,065		Clark Cnty. Econ. Dev. RB, Alexander Dawson Sch. Proj., 5.00%, 5/15/29	05/16 @ 100	2,083,936

			New Jersey—4.3%
AAA	2,000		Delaware River Port. Auth. of PA & NJ RB, Port Dist. Proj., Ser. B, 5.70%, 1/01/22, FSA	01/10 @ 100	2,115,840
BBB	7,000		Econ. Dev. Auth. RB, Cigarette Tax, 5.75%, 6/15/29	06/14 @ 100	7,398,720
NR	1,510		Middlesex Cnty. Impvt. Auth. RB Heldrich Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	1,535,761

					11,050,321

			New York—10.6%
NR	725		Albany Indl. Dev. Agcy. RB, New Covenant Charter Sch. Proj., Ser. A, 7.00%, 5/01/35	05/15 @ 102	706,432
			Dorm. Auth. RB,
AAA	1,865	[3]	Univ. of Rochester Proj., Ser. A, Zero Coupon, 7/01/21, MBIA	N/A	1,615,202
AAA	2,030	[3]	Univ. of Rochester Proj., Ser. A, Zero Coupon, 7/01/23, MBIA	N/A	1,758,102

BlackRock Investment Quality Municipal Trust (BKN) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			New York—(cont’d)
AA-	$16,095		Liberty Dev. Corp. RB, 5.25%, 10/01/35	No Opt. Call	$ 17,627,244
B	2,600		New York City Indl. Dev. Agcy. RB, American Airlines, JFK Intl. Arpt. Proj., 7.625%, 8/01/25	08/16 @ 101	2,994,290
AA+	2,500		New York City Mun. Wtr. Fin. Auth. RB, Ser. D, 5.00%, 6/15/38	06/16 @ 100	2,568,475

					27,269,745

			North Carolina—3.0%
AAA	5,000		Eastn. Mun. Pwr. Agcy. RB, Ser. B, 7.00%, 1/01/08, CAPMAC	No Opt. Call	5,226,000
NR	2,425		Gaston Cnty. Indl. Facs. Fin. Auth. PCRB, 5.75%, 8/01/35	08/15 @ 100	2,541,327

					7,767,327

			Ohio—7.7%
AAA	10,475		Air Qual. Dev. Auth. PCRB, Dayton Pwr. & Lt. Co. Proj., 4.80%, 1/01/34, FGIC	07/15 @ 100	10,474,581
AAA	245	[5]	Cuyahoga Cnty. Port Auth. RB, Port Dev. Proj., 6.00%, 3/01/07	ETM	247,903
			Cuyahoga Cnty. RB, Cleveland Clinic Hlth. Sys. Proj.,
Aa3	3,485		6.00%, 1/01/20	07/13 @ 100	3,820,536
Aa3	5,000		6.00%, 1/01/21	07/13 @ 100	5,472,050

					20,015,070

			Oklahoma—1.2%
B	2,900		Tulsa Mun. Arpt. Trust RB, Ser. A, 7.75%, 6/01/35	No Opt. Call	3,201,194

			Pennsylvania—5.9%
			Econ. Dev. Fin. Auth. RB,
A3	2,000		Amtrak Proj., Ser. A, 6.25%, 11/01/31	05/11 @ 101	2,143,680
A3	3,100		Amtrak Proj., Ser. A, 6.375%, 11/01/41	05/11 @ 101	3,336,282
BB-	8,235		Exempt Facs., Reliant Energy Conv. Proj., Ser. A, 6.75%, 12/01/36	12/09 @ 103	8,833,190
			McKeesport Area Sch. Dist. GO,
AAA	870	[5]	Zero Coupon, 10/01/31, FGIC	ETM	267,673
AAA	2,435		Zero Coupon, 10/01/31, FGIC	No Opt. Call	701,110

					15,281,935

			Rhode Island—0.8%
			Hlth. & Ed. Bldg. Corp. RB, Lifespan Proj.,
AAA	1,800	[3]	5.50%, 5/15/07, MBIA	N/A	1,860,372
AAA	200		5.50%, 5/15/16, MBIA	05/07 @ 102	206,376

					2,066,748

			South Carolina—4.7%
AAA	5,000		Hsg. Fin. & Dev. Auth. RB, Ser. A2, 5.15%, 7/01/37, AMBAC	07/15 @ 100	5,046,350
			Jobs Econ. Dev. Auth., Hosp. Facs. RB, Palmetto Hlth. Alliance Proj.,
BBB+	3,560	[3]	6.875%, 8/01/13	N/A	4,183,855
BBB+	440		6.875%, 8/01/27	08/13 @ 100	499,853
BBB+	2,185		Ser. A, 6.25%, 8/01/31	08/13 @ 100	2,348,547

					12,078,605

			Tennessee—2.0%
AAA	4,865		Memphis Shelby Cnty. Arpt. Auth. RB, Ser. D, 6.00%, 3/01/24, AMBAC	03/10 @ 101	5,138,364

			Texas—13.2%
BBB	1,350		Alliance Arpt. Auth., Inc. Spl. Fac. RB, Fedex Corp. Proj., 4.85%, 4/01/21	04/16 @ 100	1,340,118
AAA	6,000	[3]	Grapevine GO, 5.875%, 8/15/10, FGIC	N/A	6,468,420
AAA	5,000		Harris Cnty. Houston Sports Auth. RB, Ser. A, Zero Coupon, 11/15/38, MBIA	11/30 @ 61.166	877,150
AAA	9,495		La Joya Indpt. Sch. Dist. GO, 5.00%, 2/15/34, PSF	02/14 @ 100	9,667,809
			Lower Colorado River Auth. RB,
AAA	3,845		4.75%, 5/15/36, AMBAC	05/11 @ 100	3,814,432
AAA	5	[3]	Ser. A, 5.00%, 5/15/13, MBIA	N/A	5,331
AAA	945		Ser. A, 5.00%, 5/15/31, MBIA	05/13 @ 100	968,408
AAA	675		Montgomery Cnty. Mun. Util. Dist. No. 46, Wtr. Wks. & Swr. Sys. GO, 4.75%, 3/01/30,
			MBIA	03/14 @ 100	672,131
AAA	2,010		Pearland GO, 4.75%, 3/01/29, FGIC	03/16 @ 100	2,016,070
			Tpke. Auth., Central Sys. RB,
AAA	3,325		Ser. A, 5.00%, 8/15/42, AMBAC	08/12 @ 100	3,376,804
AAA	15,000		Zero Coupon, 8/15/31, AMBAC	08/12 @ 32.807	3,693,600
AA+	1,000		Wtr. Fin. Asst. GO, 5.75%, 8/01/22	08/10 @ 100	1,063,630

					33,963,903

BlackRock Investment Quality Municipal Trust (BKN) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Utah—0.8%
AAA	$1,950	[5]	Intermountain Pwr. Agcy. Pwr. Sply. RB, 5.00%, 7/01/13, AMBAC	ETM	$ 1,959,419

			Virginia—0.1%
NR	165		Suffolk Indl. Dev. Auth. RB, Lake Prince Ctr. Proj., 5.30%, 9/01/31	09/16 @ 100	163,419

			Washington—2.6%
			King Cnty. Swr.
AAA	260		GO, 5.00%, 1/01/35, FGIC	01/15 @ 100	266,263
AAA	1,420		RB, 5.00%, 1/01/36, FSA	01/16 @ 100	1,457,474
			Hlth. Care Facs. Auth. RB, Providence Hlth. Care Svcs. Proj.,
AAA	2,480		4.50%, 10/01/35, FGIC	10/16 @ 100	2,382,536
AAA	2,650		Ser. A, 4.625%, 10/01/34, FGIC	10/16 @ 100	2,598,696

					6,704,969

			Wisconsin—1.4%
A-	3,220		Hlth. & Edl. Facs. Auth. RB, Aurora Hlth. Care Proj., 6.40%, 4/15/33	04/13 @ 100	3,539,005

			Total Long-Term Investments (cost $370,763,193)		388,236,021

			SHORT-TERM INVESTMENTS—4.4%
			Georgia—0.8%
A-1+	1,990	[6]	Atlanta Wtr. & Wstwtr. RB, Ser. C, 3.68%, 8/01/06, FSA, FRDD	N/A	1,990,000

			Ohio—0.4%
A-1	1,000	[6]	Kent St. Univ. RB, 3.64%, 8/02/06, MBIA, FRWD	N/A	1,000,000

			Puerto Rico—0.1%
A-1+	400	[6]	Gov’t. Dev. Bank RB, 3.53%, 8/02/06, MBIA, FRWD	N/A	400,000

	Shares
	(000)

			Money Market Fund—3.1%
NR	7,950		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	7,950,000

			Total Short-Term Investments (cost $11,340,000)		11,340,000

			Total Investments—154.7% (cost $382,103,1937)		$ 399,576,021
			Other assets in excess of liabilities—2.1%		5,329,836
			Preferred shares at redemption value, including dividends payable—(56.8)%		(146,721,338)

			Net Assets—100%		$ 258,184,519

[1]	Using the highest of Standard & Poor’s, Moody’s Investment Services or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2006, the Trust held 4.9% of its net assets, with a current market value of $12,763,060, in securities restricted as to resale.
[5]	Security is collateralized by Municipal or U.S. Treasury obligations.
[6]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of July 31, 2006.
[7]	Cost for Federal income tax purposes is $381,440,930. The net unrealized appreciation on a tax basis is $18,135,091, consisting of $18,855,377 gross unrealized appreciation and $720,286 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	MBIA	—	Municipal Bond Insurance Assoc.
CAPMAC	—	Capital Markets Assurance Co.	PCRB	—	Pollution Control Revenue Bond
ETM	—	Escrowed to Maturity	PSF	—	Public School Fund
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FRDD	—	Floating Rate Daily Demand	SA	—	Special Assessment
FRWD	—	Floating Rate Weekly Demand	SO	—	Special Obligation
FSA	—	Financial Security Assurance	TA	—	Tax Allocation
GO	—	General Obligation	XLCA	—	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Investment Quality Municipal Trust, Inc.

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: September 27, 2006

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006